BORROWINGS (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Debt Instrument [Line Items]
Short-term bank borrowings	¥ 20,000,000		¥ 26,838,032
Short-term borrowings, including current portion of long-term borrowings	20,000,000	$ 3,065,134	26,838,032
Long-term borrowings			96,190,363
Secured bank loans
Debt Instrument [Line Items]
Short-term bank borrowings			¥ 26,838,032
Unsecured bank loans
Debt Instrument [Line Items]
Short-term bank borrowings	¥ 20,000,000